Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Schedule Of Computation Of Basic And Diluted Earnings Per Share

(In thousands)	2012	Pro Forma 2011 (Unaudited)
Numerator:
Income (loss) applicable to common shares for earnings-per-share
computation	$16,340	$(43,930)

Denominator:
Total shares outstanding	21,498	21,170
Less: unvested shares	(342)	(352)
Less: effect of calculating weighted average shares	(198)	(3)
Denominator for basic earnings per common share - weighted
average shares outstanding	20,958	20,815
Plus: weighted average unvested shares	434	-
Plus: common stock equivalents of stock options outstanding	15	-
Denominator for diluted earnings per common share – weighted
average shares outstanding	21,407	20,815